Deposits - Schedule of Deposits - (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Non-interest bearing demand deposits	$ 753,662	$ 724,457	$ 626,396
Interest bearing checking accounts	187,232	173,929
Money market demand accounts	418,006	369,074
Other savings	435,536	446,418
Time deposits (below $100,000)	377,929	392,854
Time deposits ($100,000 and above)	348,564	383,662	237,000
Total deposits	$ 2,520,929	$ 2,490,394	$ 2,180,624